COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Deposits (Details) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT
Non-financial sector	$ 100,747,830	$ 86,705,591
Financial sector	476,539	315,861
Current accounts	138,589,508	157,491,710
Special checking accounts	731,973,085	556,908,441
Savings accounts	241,809,018	287,593,196
Time deposits and investments accounts	177,192,264	469,431,207
Investment accounts	122,036,731	100,826,533
Others	15,838,471	19,700,970
Interest and Adjustments	20,264,610	26,036,074
Deposits	$ 1,548,928,056	$ 1,705,009,583